Other Gains and Losses	12 Months Ended
Dec. 31, 2025
Other Gains and Losses [abstract]
Other gains and losses
25.	Other gains and losses

	Year ended December 31,
	2023	2024	2025

Gain on disposal of property, plant and equipment, net	$3,732	$38	$569
Gain (loss) on financial liabilities at fair value through profit or loss	5,480,914	(676,564)	606,825
Foreign exchange losses, net	(5,877)	(157,837)	(110,957)
Others	(19,966)	(17,326)	(9,500)
	$5,458,803	$(851,689)	$486,937